SCHEDULE OF BORROWINGS (Details)		12 Months Ended
		Dec. 31, 2025 USD ($)	Mar. 18, 2025 USD ($)	Mar. 18, 2025 CNY (¥)	Dec. 31, 2024 USD ($)
Short-Term Debt [Line Items]
Short-term borrowings	[1]	$ 38,795,458			$ 10,550,327
Long-term borrowing, current portion		3,586,427			273,998
Long-term borrowing, non-current		1,047,247	$ 2,144,971	¥ 15,000,000	3,376,519
Long-term borrowings		$ 4,633,674			3,650,517
Antalpha Digital Pte LTD One [Member] | Short Term Debt Issuance Date [Member]
Short-Term Debt [Line Items]
Interest rate	[2]	8.00%
Short-term borrowings	[2]	$ 12,709,572
Antalpha Digital PteL TD Two [Member] | Short Term Debt Issuance Date [Member]
Short-Term Debt [Line Items]
Interest rate	[2]	9.00%
Short-term borrowings	[2]	$ 7,492,391
China Merchants Bank [Member] | Short Term Debt Issuance Date February 8, 2025 [Member]
Short-Term Debt [Line Items]
Interest rate	[1]	3.40%
Short-term borrowings		$ 4,289,943 [1]				[2]
Issuance date	[1]	Feb. 08, 2025
Maturity date	[1]	Feb. 08, 2026
China Merchants Bank [Member] | Issuance Date January 26, 2024 [Member]
Short-Term Debt [Line Items]
Interest rate		3.90%
Short-term borrowings					4,109,983
Issuance date		Jan. 26, 2024
Maturity date		Jan. 26, 2025
Wuhan Rural Commercial Bank [Member] | Short Term Debt Issuance Date March 25, 2025 [Member]
Short-Term Debt [Line Items]
Interest rate	[3]	4.00%
Short-term borrowings	[3]	$ 1,429,981
Issuance date	[3]	Mar. 25, 2025
Maturity date	[3]	Mar. 13, 2026
Wuhan Rural Commercial Bank [Member] | Issuance Date March 26, 2024 [Member]
Short-Term Debt [Line Items]
Interest rate		4.81%
Short-term borrowings					1,232,995
Issuance date		Mar. 26, 2024
Maturity date		Mar. 20, 2025
Bank Of China [Member] | Short Term Debt Issuance Date October 28, 2025 [Member]
Short-Term Debt [Line Items]
Interest rate	[4]	3.00%
Short-term borrowings	[4]	$ 1,429,981
Issuance date	[4]	Oct. 28, 2025
Maturity date	[4]	Oct. 28, 2026
Bank Of China [Member] | Short Term Debt Issuance Date December 26, 2025 [Member]
Short-Term Debt [Line Items]
Short-term borrowings	[5]
Bank Of China [Member] | Short Term Debt Issuance Date February 28, 2025 [Member]
Short-Term Debt [Line Items]
Interest rate	[5]	3.10%
Short-term borrowings	[5]	$ 428,995
Issuance date	[5]	Feb. 28, 2025
Maturity date	[5]	Feb. 28, 2026
Bank Of China [Member] | Issuance Date September 25, 2024 [Member]
Short-Term Debt [Line Items]
Interest rate		3.45%
Short-term borrowings					1,369,994
Issuance date		Sep. 25, 2024
Maturity date		Sep. 25, 2025
Bank Of China [Member] | Long Term Debt Issuance One Date June 29, 2025 [Member]
Short-Term Debt [Line Items]
Interest rate	[6]	4.80%
Issuance date	[6]	Jun. 29, 2025
Maturity date	[6]	Jun. 21, 2026
Long-term borrowing, current portion	[6]	$ 7,292
Bank Of China [Member] | Long Term Debt Issuance One Date June 29, 2025 [Member]
Short-Term Debt [Line Items]
Interest rate	[6]	4.80%
Issuance date	[6]	Jun. 29, 2025
Maturity date	[6]	Jun. 27, 2028
Long-term borrowing, non-current	[6]	$ 353,706
China Zheshang Bank [Member] | Short Term Debt Issuance Date March 12, 2025 [Member]
Short-Term Debt [Line Items]
Interest rate	[7]	3.00%
Short-term borrowings	[7]	$ 1,429,981
Issuance date	[7]	Mar. 12, 2025
Maturity date	[7]	Mar. 09, 2026
China Zheshang Bank [Member] | Short Term Debt Issuance Date June Ten Two Thousand And Twenty Five [Member]
Short-Term Debt [Line Items]
Interest rate	[8]	3.60%
Short-term borrowings	[8]	$ 714,990
Issuance date	[8]	Jun. 10, 2025
Maturity date	[8]	Jun. 09, 2026
China Zheshang Bank [Member] | Short Term Debt Issuance Date April 10, 2024 [Member]
Short-Term Debt [Line Items]
Interest rate		3.80%
Short-term borrowings					684,997
Issuance date		Apr. 10, 2024
Maturity date		Apr. 07, 2025
SDP Bank [Member] | Short Term Debt Issuance Date December 4, 2025 [Member]
Short-Term Debt [Line Items]
Interest rate	[9]	3.00%
Short-term borrowings	[9]	$ 1,429,981
Issuance date	[9]	Dec. 04, 2025
Maturity date	[9]	Nov. 09, 2026
Han Kou Bank [Member] | Short Term Debt Issuance Date October 14, 2025 [Member]
Short-Term Debt [Line Items]
Interest rate	[10]	3.40%
Short-term borrowings	[10]	$ 1,429,981
Issuance date	[10]	Oct. 14, 2025
Maturity date	[10]	Oct. 14, 2026
Han Kou Bank [Member] | Short Term Debt Issuance Date December 26, 2025 [Member]
Short-Term Debt [Line Items]
Short-term borrowings					684,997
Han Kou Bank [Member] | Short Term DebtIssuance Date February 23, 2024 [Member]
Short-Term Debt [Line Items]
Interest rate		4.50%
Short-term borrowings
Issuance date		Feb. 23, 2024
Maturity date		Feb. 22, 2025
Han Kou Bank [Member] | Long Term Debt Issuance One Date March 25, 2025 [Member]
Short-Term Debt [Line Items]
Interest rate	[11]	4.50%
Issuance date	[11]	Mar. 25, 2025
Maturity date	[11]	Mar. 17, 2027
Long-term borrowing, non-current	[11]
Han Kou Bank [Member] | Long Term Debt Issuance Five Date March 29, 2023 [Member]
Short-Term Debt [Line Items]
Long-term borrowing, non-current	[11]	$ 693,541
Industrial Bank [Member] | Short Term Debt Issuance Date June Twenty Eight Two Thousand And Twenty Five [Member]
Short-Term Debt [Line Items]
Interest rate	[12]	2.80%
Short-term borrowings	[12]	$ 1,429,981
Issuance date	[12]	Jun. 28, 2025
Maturity date	[12]	Jun. 24, 2026
Industrial Bank [Member] | Short Term Debt Issuance Date May 24, 2024 [Member]
Short-Term Debt [Line Items]
Interest rate		3.90%
Short-term borrowings					684,997
Issuance date		May 24, 2024
Maturity date		May 23, 2025
China CITIC Bank [Member] | Short Term Debt Issuance Date June Twenty Six Two Thousand And Twenty Five [Member]
Short-Term Debt [Line Items]
Interest rate	[13]	3.00%
Short-term borrowings	[13]	$ 1,429,981
Issuance date	[13]	Jun. 26, 2025
Maturity date	[13]	Jun. 25, 2026
China CITIC Bank [Member] | Short Term Debt Issuance One Date June 26 2025 [Member]
Short-Term Debt [Line Items]
Interest rate	[14]	3.00%
Short-term borrowings	[14]	$ 857,989
Issuance date	[14]	Jun. 26, 2025
Maturity date	[14]	Jun. 25, 2026
China CITIC Bank [Member] | Short Term Debt Issuance Date June 27, 2024 [Member]
Short-Term Debt [Line Items]
Interest rate		3.45%
Short-term borrowings					684,997
Issuance date		Jun. 27, 2024
Maturity date		Jun. 26, 2025
SEB Bank [Member] | Short Term Debt Issuance Date June Twenty Six Two Thousand And Twenty Five [Member]
Short-Term Debt [Line Items]
Maturity date	[15]	Aug. 26, 2026
SEB Bank [Member] | Short Term Debt Issuance Date August Twenty Seven Two Thousand And Twenty Five [Member]
Short-Term Debt [Line Items]
Interest rate	[15]	6.14%
Short-term borrowings	[15]	$ 861,731
Issuance date	[15]	Aug. 27, 2025
China Everbright Bank [Member] | Short Term Debt Issuance Date March 25, 2025 [Member]
Short-Term Debt [Line Items]
Interest rate	[16]	3.45%
Short-term borrowings	[16]	$ 714,990
Issuance date	[16]	Mar. 25, 2025
Maturity date	[16]	Mar. 24, 2026
China Everbright Bank [Member] | Short term debt issuance date January 22, 2024 [Member]
Short-Term Debt [Line Items]
Interest rate		3.75%
Short-term borrowings					684,997
Issuance date		Jan. 22, 2024
Maturity date		Jan. 21, 2025
Bank Of Beijing [Member] | Short Term Debt Issuance Date December 26, 2025 [Member]
Short-Term Debt [Line Items]
Interest rate	[17]	2.50%
Short-term borrowings	[17]	$ 714,990
Issuance date	[17]	Dec. 26, 2025
Maturity date	[17]	Dec. 21, 2026
China CITIC Bank One [Member] | Short Term Debt Issuance Date June 27, 2024 [Member]
Short-Term Debt [Line Items]
Interest rate		3.45%
Short-term borrowings					410,998
Issuance date		Jun. 27, 2024
Maturity date		Jun. 26, 2025
China Construction Bank [Member | Short Term Debt Issuance Date June 27, 2024 [Member]
Short-Term Debt [Line Items]
Short-term borrowings
China Construction Bank [Member | Short Term Debt Issuance Date May 7, 2024 [Member]
Short-Term Debt [Line Items]
Interest rate		4.05%
Short-term borrowings					1,372
Issuance date		May 07, 2024
Maturity date		May 06, 2025
HuaXia Bank [Member] | Long Term Debt Issuance One Date March 29, 2023 [Member]
Short-Term Debt [Line Items]
Interest rate	[18]	3.85%
Issuance date	[18]	Mar. 29, 2023
Maturity date	[18]	Mar. 28, 2026
Long-term borrowing, current portion	[18]	$ 3,564,835
HuaXia Bank [Member] | Long Term Debt Issuance Two Date March 29, 2023 [Member]
Short-Term Debt [Line Items]
Interest rate		4.40%
Issuance date		Mar. 29, 2023
Maturity date		Sep. 21, 2025
Long-term borrowing, current portion					136,999
HuaXia Bank [Member] | Long Term Debt Issuance Three Date March 29, 2023 [Member]
Short-Term Debt [Line Items]
Interest rate		4.40%
Issuance date		Mar. 29, 2023
Maturity date		Mar. 21, 2025
Long-term borrowing, current portion					136,999
HuaXia Bank [Member] | Long Term Debt Issuance Five Date March 29, 2023 [Member]
Short-Term Debt [Line Items]
Interest rate		4.40%
Issuance date		Mar. 29, 2023
Maturity date		Mar. 28, 2026
Long-term borrowing, non-current					3,376,519
Han Kou [Member] | Long Term Debt Issuance One Date March 29, 2023 [Member]
Short-Term Debt [Line Items]
Maturity date	[11]	Sep. 17, 2026
Han Kou [Member] | Long Term Debt Issuance One Date March 25, 2025 [Member]
Short-Term Debt [Line Items]
Interest rate	[11]	4.50%
Issuance date	[11]	Mar. 25, 2025
Long-term borrowing, current portion	[11]	$ 14,300

[1]	The principal of the loan is RMB30,000,000 (approximately $4,289,943). The loan is pledged by existing and potential account receivables of Wuhan ESVF, Shenzhen VF and Xinghui Culture due from Tengjing Sports Culture Development (Shanghai) Co., Ltd., Shenzhen Tencent Computer Systems Co., Ltd., Tencent Technology (Chengdu) Co., Ltd., Tencent Technology (Shenzhen) Co., Ltd and guaranteed by Shenzhen VF and the Group’s shareholders, Liwei Sun and Rui Zhou.
[2]	On September 10, 2025, the Company signed a Master Loan Agreement with a lender in which the lender agreed to grant a credit line to the Company to lend the Company fiat money or cryptocurrency for the purpose of paying off the Company’s mining machines hosting expenses. The loans are denoted in USDT and typically paid directly to the service provider. The amount the Company is able to draw from the credit line is determined by the monetary value of the cryptocurrency collateral the Company posted at the lender-designated wallets. Based on the agreement, there is no specific limit in the amount the Company is able to borrow within the first twelve months since the inception of the agreement. Subsequently, the amount the Company could draw from the credit line is limited at 60% of the market value of the collateralized cryptocurrency. There is no expiration date indicated in such agreement. In addition, the amount drawn typically does not have maturity as long as sufficient collateralization has been maintained. As of December 31, 2025, all of the Company’s bitcoins were posted as collateral.
[3]	The principal of the loan is RMB10,000,000 (approximately $1,429,981). The loan is guaranteed by Wuhan ESVF ,and the Group’s director and senior vice president, and minority shareholder of Hongli Culture, Lei Zhang.
[4]	The principal of the loan is RMB10,000,000 (approximately $1,429,981). The loan is guaranteed by Xinghui Media and the Group’s shareholder, Liwei Sun and Rui Zhou.
[5]	The principal of the loan is RMB3,000,000 (approximately $428,995). The loan is guaranteed by Wuhan ESVF ,and the Group’s director and senior vice president, and minority shareholder of Hongli Culture, Lei Zhang.
[6]	The principal of the loan is RMB2,550,000 (approximately $360,998). The loan is guaranteed by Wuhan ESVF and Shenzhen VF.
[7]	The principal of the loan is RMB10,000,000 (approximately $1,429,981). The loan is guaranteed by Xinghui Media, ShenZhen VF and the Group’s shareholder, Liwei Sun and Rui Zhou.
[8]	The principal of the loan is RMB5,000,000 (approximately $714,990). The loan is guaranteed by Wuhan ESVF, and the Group’s director and senior vice president, and minority shareholder of Hongli Culture, Lei Zhang. And The loan is pledged by all accounts receivable generated by Tencent Technology (Shenzhen) Co., Ltd. from June 4, 2025, over the following three years.
[9]	The principal of the loan is RMB10,000,000 (approximately $1,429,981). The loan is guaranteed by Xinghui Media and the Group’s shareholder, Liwei Sun and Rui Zhou.
[10]	The principal of the loan is RMB10,000,000 (approximately $1,429,981). The loan is guaranteed by the Group’s shareholder, Liwei Sun and Rui Zhou.
[11]	The principal of the loan is RMB5,000,000 (approximately $714,990). The loan is guaranteed by Wuhan ESVF ,and the Group’s director and senior vice president, and minority shareholder of Hongli Culture, Lei Zhang and Wuhan Optics Valley Technology Financing Guarantee Co., Ltd who charged a financing guarantee fee of 0.4% per annum on the principal amount of the financing guarantee. As of December 31, 2025, the outstanding loan principal of RMB100,000 (approximately $14,300) is due within twelve months, which is classified as current portion of long-term borrowing and the remaining portion of principal of RMB4,850,000 (approximately $693,541) is presented as a long-term borrowing.
[12]	The principal of the loan is RMB10,000,000 (approximately $1,429,981). The loan is guaranteed by Wuhan ESVF and the Group’s shareholder, Liwei Sun and Rui Zhou.
[13]	The principal of the loan is RMB10,000,000 (approximately $1,429,981). The loan is guaranteed by the Group’s shareholder, Liwei Sun and Rui Zhou.
[14]	The principal of the loan is RMB6,000,000 (approximately $857,989). The loan is guaranteed by Wuhan ESVF ,and the Group’s director and senior vice president, and minority shareholder of Hongli Culture, Lei Zhang.
[15]	NIP Gaming AB maintains a revolving credit facility of SEK 8,000,000 with SKANDINAVISKA ENSKILDA BANKEN AB, with no pledges, collateral or guarantees required. As of 31 December 2025, the utilized portion of the facility amounts to SEK 7,588,463, equivalent to USD 861,731.
[16]	The principal of the loan is RMB5,000,000 (approximately $714,990). The loan is guaranteed by Shenzhen VF and the Group’s shareholders, Liwei Sun and Rui Zhou. And The loan is pledged by existing account receivables of Wuhan ESVF due from Shanghai Dianding CO., LTD.
[17]	The principal of the loan is RMB5,000,000 (approximately $714,990). The loan is guaranteed by Wuhan ESVF.
[18]	The principal of the loan is RMB30,000,000 (approximately $4,289,943). The loan is guaranteed by Wuhan Zhongzhe Financing Guarantee Co., LTD., Hongli Culture and the Group’s shareholders, Liwei Sun and Rui Zhou. As of December 31, 2025, the outstanding loan principal of RMB25,000,000 (approximately $3,574,952) is due within twelve months, which is classified as current portion of long-term borrowing. And debt issuance costs of RMB70,755(approximately $10,118) were deducted from the proceeds from the loan.